PROPERTY AND EQUIPMENT - Equipment units under modernization program (Details) RM in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 IDR (Rp)	Dec. 31, 2018 IDR (Rp)	Dec. 31, 2017 IDR (Rp)	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 SGD ($)	Dec. 31, 2019 HKD ($)	Dec. 31, 2019 MYR (RM)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 IDR (Rp)
Equipment units under modernization program
Proceeds from insurance claims	$ (14)	Rp (197)	Rp (153)	Rp (155)
Property and equipment			142,912	129,872					$ 11,034	Rp 153,174
Assets held for sale			340						3	39
Property and equipment excluding land rights insured amount					$ 21	$ 269	$ 8	RM 39	$ 74	18,190
First loss basis										2,760
Pledged as collateral under lending agreements										11,147
Depreciated property and equipment still used in operations										Rp 60,081
Property under construction
Equipment units under modernization program
Interest capitalized		99	271	328
Foreign exchange loss capitalized		0	0	0
Percentage of completion of property under construction					32.39%	32.39%	32.39%	32.39%	32.39%	32.39%
Lost and broken equipment
Equipment units under modernization program
Proceeds from insurance claims		197	153	155
Property and equipment			51	Rp 7						Rp 165
Property and equipment excluding land rights
Equipment units under modernization program
Property and equipment										150,891
Ericsson AB and Huawei
Equipment units under modernization program
Property plant and equipment exchanged			777
Network Indonesia
Equipment units under modernization program
Property plant and equipment exchanged		803
Telkomsel
Equipment units under modernization program
Property and equipment			Rp 341							Rp 267
Depreciation expense		259
Telkomsel | Buildings and Transmissions
Equipment units under modernization program
Reduction in depreciation expense		Rp 637
Telkomsel | Radio software license
Equipment units under modernization program
Estimated useful lives of property and equipment	10 years	10 years	7 years
Telkomsel | Radio software license | 1-2 years
Equipment units under modernization program
Increase (Decrease)		Rp 266
Telkomsel | Radio software license | 2-3 years
Equipment units under modernization program
Increase (Decrease)		18
Telkomsel | Radio software license | 3-4 years
Equipment units under modernization program
Increase (Decrease)		Rp (106)
Telkomsel | Data processing equipment
Equipment units under modernization program
Estimated useful lives of property and equipment	5 years	5 years	3 years
Minimum | Property under construction
Equipment units under modernization program
Interest capitalized rate	4.12%	4.12%	9.68%	8.15%
Minimum | Buildings
Equipment units under modernization program
Estimated useful lives of property and equipment	15 years	15 years
Minimum | Satellite, earth station and equipment
Equipment units under modernization program
Estimated useful lives of property and equipment	3 years	3 years
Minimum | Data processing equipment
Equipment units under modernization program
Estimated useful lives of property and equipment	3 years	3 years
Maximum | Property under construction
Equipment units under modernization program
Interest capitalized rate	11.00%	11.00%	11.00%	11.00%
Maximum | Buildings
Equipment units under modernization program
Estimated useful lives of property and equipment	40 years	40 years
Maximum | Satellite, earth station and equipment
Equipment units under modernization program
Estimated useful lives of property and equipment	20 years	20 years
Maximum | Data processing equipment
Equipment units under modernization program
Estimated useful lives of property and equipment	20 years	20 years